Document And Entity Information	Mar. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 07, 2022
Entity Registrant Name	POTLATCHDELTIC CORPORATION
Entity Central Index Key	0001338749
Entity Emerging Growth Company	false
Entity File Number	1-32729
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-0156045
Entity Address, Address Line One	601 West First Avenue, Suite 1600
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	509
Local Phone Number	835-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($1 par value)
Trading Symbol	PCH
Security Exchange Name	NASDAQ